RELATED-PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Interest expense	$ 118,144	$ 105,766
Forgiveness of debt with related party	16,925
Prepaid consulting fees	7,120
Related parties [member]
IfrsStatementLineItems [Line Items]
Interest expense	$ 118,144	$ 104,422